Segmented information - Disclosure of geographic allocation of total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Current assets	$ 61,668	$ 65,541
Property, plant and equipment and right-of-use assets	474	591
Other non-current assets	74,054	137,458
Total assets	136,196	203,590
Current liabilities	2,643	3,618
Non-current liabilities	790	1,089
Total liabilities	3,433	4,707
CANADA
Disclosure of operating segments [line items]
Current assets	61,629	65,541
Property, plant and equipment and right-of-use assets	474	591
Other non-current assets	0	0
Total assets	62,103	66,132
Current liabilities	2,598	3,618
Non-current liabilities	790	1,089
Total liabilities	3,388	4,707
West Africa
Disclosure of operating segments [line items]
Current assets	39	0
Property, plant and equipment and right-of-use assets	0	0
Other non-current assets	74,054	137,458
Total assets	74,093	137,458
Current liabilities	45	0
Non-current liabilities	0	0
Total liabilities	$ 45	$ 0